Taxes - Income tax - Effective income tax on continuing operations - Additional information - Statutory rates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Applicable tax rate	25.83%
Recognition of deferred tax assets	€ (190)	€ (83)	€ 149
Average effective tax rate excluding effect of goodwill impairments		26.90%	17.70%
Impairment loss recognised in profit or loss, goodwill		€ 817	€ 3,702
Impairment of goodwill		(211)	(1,052)
Deferred tax expense (income)	€ (103)	€ 97	€ 212
GUINEA
Disclosure of subsidiaries [line items]
Applicable tax rate	35.00%
POLAND
Disclosure of subsidiaries [line items]
Applicable tax rate	19.00%
SENEGAL
Disclosure of subsidiaries [line items]
Applicable tax rate	30.00%
MALI
Disclosure of subsidiaries [line items]
Applicable tax rate	30.00%
COTE D'IVOIRE
Disclosure of subsidiaries [line items]
Applicable tax rate	30.00%
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Applicable tax rate	25.83%	25.83%	28.41%
Deferred tax expense (income)	€ 92	€ 124	€ (133)
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Applicable tax rate	25.00%	19.00%
Deferred tax expense (income)	€ (1)	€ (1)	€ 188
Spain Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Applicable tax rate	25.00%	25.00%	25.00%
Deferred tax expense (income)	€ (5)	€ (50)	€ 115
Deferred tax income due to favorable effects of changes in business projections	30	€ 53
Deferred tax expense due to unfavorable effects of changes in business projections			€ 162
Belgian subsidiaries other than Orange Belgium [member]
Disclosure of subsidiaries [line items]
Deferred tax expense (income)	(190)
Deferred tax income due to favorable effects of changes in business projections	€ 190